Acquisition Of Businesses (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 period	Aug. 03, 2007
Business Acquisition [Line Items]
Length of Master franchise agreement	20 years
Number of subsequent payment period	2
Latin America And Caribbean McDonald's [Member]
Business Acquisition [Line Items]
Final purchase price		$ 698,080
First Ten Years [Member]
Business Acquisition [Line Items]
Royalty fee, percentage	5.00%
First franchise fee payment period	10 years
Next Five Years [Member]
Business Acquisition [Line Items]
Royalty fee, percentage	6.00%
Subsequent period of the agreement	5 years
Last Five Years [Member]
Business Acquisition [Line Items]
Royalty fee, percentage	7.00%
Subsequent period of the agreement	5 years